Commitments and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Apr. 28, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 2,013,099,000			$ 2,337,955,000	$ 2,729,167,000
Bank guarantees	$ 3,239,000			3,098,000
Minimum interest on license agreement	49.00%
Provisions	$ 348,482,000	$ 34,000	$ 2,500,000	353,308,000	$ 337,765,000
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 20,000,000			$ 36,211,000